Inventories (Tables)	12 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Raw materials	$5,757,986	$7,817,780
Finished goods	2,835,637	4,407,672
Goods in transit	344,103	583,239
Inventory provision	(2,588,393)	(1,699,092)
Total inventories, net	$6,349,333	$11,109,599

Schedule of Changes of Provision for Inventory

Changes of provision of inventory for the years ended September 30, 2025 and 2024 are as follows:

	For the year ended 2025	For the year ended 2024
Beginning balance	$1,699,092	$1,445,947
Additional provision	889,301	253,145
Ending balance	$2,588,393	$1,699,092